Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the company. The Management Planning and Development Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” on page 46 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to SARs, RSUs and PSUs. See the “2022 Option Exercises and Stock Vested” table on page 73 for more information.
The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO
NEOs along with total shareholder return, net income, and Core Operating Profit Growth performance results for 2020, 2021 and 2022.

Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2) (3)		Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs($) (2)(3)		Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Core Operating Profit Growth (8)
							Total Shareholder Return ($) (7)	Peer Group Total Shareholder Return ($) (7)
2022	16,671,654	16,099,314	(4)	4,984,077	4,629,758	(4)	134	104	1,325,000,000	6%
2021	27,578,659	45,011,805	(5)	8,305,919	13,880,647	(5)	143	166	1,575,000,000	18%
2020	14,631,451	10,894,204	(6)	4,294,455	4,270,359	(6)	110	133	904,000,000	(7)%
(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2022	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Aaron Powell
2021	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Tony Lowings
2020	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Tony Lowings
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of YUM common stock on applicable year-end
dates or, in the case of vesting dates, the actual vesting price, (2) for PSU awards, the same valuation methodology as RSU awards above except year-end
and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date and, for PSU awards with market-based conditions, the probability is determined based on the outcome of a Monte Carlo simulation and (3) for SARs, the fair value calculated by a Black-Scholes option-pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing YUM or YUM China common stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, as determined using the simplified method, volatility, dividend rates and risk free rates determined as of the revaluation date. The simplified method was used to determine expected term as of the revaluation date as we do not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for awards with remaining contractual terms of less than 10 years.
(3) For the portion of “Compensation Actually Paid” that is based on year-end
stock prices, the following prices were used: for 2022: $128.08 (an 8% reduction from prior year), for 2021: $138.86 (a 28% increase from prior year), and for 2020: $108.56 (an 8% increase from prior year).

(4) 2022 “Compensation
A
ctually
P
aid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	16,671,654	4,984,077
Less, Value of Stock & Option Awards Reported in SCT	11,763,389	2,342,510
Less, Change in Pension Value in SCT	367,990	–
Plus, Pension Service Cost and impact of Pension Plan Amendments	623,605	82,464
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,486,323	2,685,599
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(730,276)	(185,202)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(1,820,613)	(594,670)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	(572,340)	(354,319)
“Compensation Actually Paid” for Fiscal Year 2022	16,099,314	4,629,758
(5) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	27,578,659	8,305,919
Less, Value of Stock & Option Awards Reported in SCT	15,936,623	4,449,129
Less, Change in Pension Value in SCT	4,789,314	203,750
Plus, Pension Service Cost and impact of Pension Plan Amendments	1,597,763	73,389
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,021,727	7,768,744
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,360,149	2,090,847
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,179,444	294,627
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	17,433,146	5,574,728
“Compensation Actually Paid” for Fiscal Year 2021	45,011,805	13,880,647
(6) 2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	14,631,451	4,294,455
Less, Value of Stock & Option Awards Reported in SCT	8,146,446	1,963,535
Less, Change in Pension Value in SCT	4,517,703	463,105
Plus, Pension Service Cost and impact of Pension Plan Amendments	445,160	52,089
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,657,431	2,206,217
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	351,871	196,358
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(527,560)	(52,120)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	(3,737,247)	(24,096)
“Compensation Actually Paid” for Fiscal Year 2020	10,894,204	4,270,359
(7) Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Consumer Discretionary Index) as reflected in our Annual Report on the Form
10-K
for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019.

(8) Core Operating Profit is a
non-GAAP
measure. Core Operating Profit is determined by excluding from Operating Profit both Special Items, which the Company does not believe are indicative of our ongoing operations due to their size and/or nature, and the impacts of foreign currency translation. See pages 29, 33 and
35-36
in Item 7 of YUM’s Form
10-K
for the fiscal year ended on December 31, 2022 for a discussion of Core Operating Profit in 2022. Core Operating Profit Growth shown above for 2020 excludes the impact of a 53rd week in 2019.

Company Selected Measure Name	Core Operating Profit
Named Executive Officers, Footnote [Text Block]	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2022	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Aaron Powell
2021	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Tony Lowings
2020	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Tony Lowings

Peer Group Issuers, Footnote [Text Block]	Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Consumer Discretionary Index) as reflected in our Annual Report on the Form
10-K
	for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019.
PEO Total Compensation Amount	$ 16,671,654	$ 27,578,659	$ 14,631,451
PEO Actually Paid Compensation Amount	$ 16,099,314	45,011,805	10,894,204
Adjustment To PEO Compensation, Footnote [Text Block]
(4) 2022 “Compensation
A
ctually
P
aid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	16,671,654	4,984,077
Less, Value of Stock & Option Awards Reported in SCT	11,763,389	2,342,510
Less, Change in Pension Value in SCT	367,990	–
Plus, Pension Service Cost and impact of Pension Plan Amendments	623,605	82,464
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,486,323	2,685,599
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(730,276)	(185,202)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(1,820,613)	(594,670)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	(572,340)	(354,319)
“Compensation Actually Paid” for Fiscal Year 2022	16,099,314	4,629,758
(5) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	27,578,659	8,305,919
Less, Value of Stock & Option Awards Reported in SCT	15,936,623	4,449,129
Less, Change in Pension Value in SCT	4,789,314	203,750
Plus, Pension Service Cost and impact of Pension Plan Amendments	1,597,763	73,389
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,021,727	7,768,744
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,360,149	2,090,847
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,179,444	294,627
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	17,433,146	5,574,728
“Compensation Actually Paid” for Fiscal Year 2021	45,011,805	13,880,647
(6) 2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	14,631,451	4,294,455
Less, Value of Stock & Option Awards Reported in SCT	8,146,446	1,963,535
Less, Change in Pension Value in SCT	4,517,703	463,105
Plus, Pension Service Cost and impact of Pension Plan Amendments	445,160	52,089
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,657,431	2,206,217
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	351,871	196,358
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(527,560)	(52,120)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	(3,737,247)	(24,096)
“Compensation Actually Paid” for Fiscal Year 2020	10,894,204	4,270,359

Non-PEO NEO Average Total Compensation Amount	$ 4,984,077	8,305,919	4,294,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,629,758	13,880,647	4,270,359
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) 2022 “Compensation
A
ctually
P
aid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	16,671,654	4,984,077
Less, Value of Stock & Option Awards Reported in SCT	11,763,389	2,342,510
Less, Change in Pension Value in SCT	367,990	–
Plus, Pension Service Cost and impact of Pension Plan Amendments	623,605	82,464
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,486,323	2,685,599
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(730,276)	(185,202)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(1,820,613)	(594,670)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	(572,340)	(354,319)
“Compensation Actually Paid” for Fiscal Year 2022	16,099,314	4,629,758
(5) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	27,578,659	8,305,919
Less, Value of Stock & Option Awards Reported in SCT	15,936,623	4,449,129
Less, Change in Pension Value in SCT	4,789,314	203,750
Plus, Pension Service Cost and impact of Pension Plan Amendments	1,597,763	73,389
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,021,727	7,768,744
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,360,149	2,090,847
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,179,444	294,627
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	17,433,146	5,574,728
“Compensation Actually Paid” for Fiscal Year 2021	45,011,805	13,880,647
(6) 2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the
Non-CEO
NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	14,631,451	4,294,455
Less, Value of Stock & Option Awards Reported in SCT	8,146,446	1,963,535
Less, Change in Pension Value in SCT	4,517,703	463,105
Plus, Pension Service Cost and impact of Pension Plan Amendments	445,160	52,089
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,657,431	2,206,217
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	351,871	196,358
Plus, Fair Value of Awards Granted this Year and that Vested this Year	–	–
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(527,560)	(52,120)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	–	–
Total Adjustments	(3,737,247)	(24,096)
“Compensation Actually Paid” for Fiscal Year 2020	10,894,204	4,270,359

Tabular List [Table Text Block]
Pay versus Performance Tabular List
The table below lists our most important financial performance measures used to link “Compensation Actually Paid” for our CEO and NEOs to company performance, over the year ending December 31, 2022. These measures are used to determine the annual bonus and PSU payouts for each of the CEO and the other NEOs. Core Operating Profit Growth, Same Store Sales Growth and Net New Unit Growth are key metrics under our annual bonus plan, while Core Operating Profit Growth and System Sales Growth are the primary metrics under our annual PSU plan. For more information on our annual bonus and PSUs, see the Compensation Discussion and Analysis, beginning on page 46 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Performance Measures
Core Operating Profit Growth
System Sales Growth
Net New Unit Growth
Same Store Sales Growth
Total Shareholder Return

Total Shareholder Return Amount	$ 134	143	110
Peer Group Total Shareholder Return Amount	104	166	133
Net Income (Loss)	$ 1,325,000,000	$ 1,575,000,000	$ 904,000,000
Company Selected Measure Amount	0.06	0.18	(0.07)
PEO Name	David Gibbs
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating Profit Growth
Non-GAAP Measure Description [Text Block]	Core Operating Profit is a
non-GAAP
measure. Core Operating Profit is determined by excluding from Operating Profit both Special Items, which the Company does not believe are indicative of our ongoing operations due to their size and/or nature, and the impacts of foreign currency translation. See pages 29, 33 and
35-36
in Item 7 of YUM’s Form
10-K
	for the fiscal year ended on December 31, 2022 for a discussion of Core Operating Profit in 2022. Core Operating Profit Growth shown above for 2020 excludes the impact of a 53rd week in 2019.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	System Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net New Unit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Sales Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Value of Stock Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,763,389)	$ (15,936,623)	$ (8,146,446)
PEO [Member] | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(367,990)	(4,789,314)	(4,517,703)
PEO [Member] | Pension Service Cost and impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	623,605	1,597,763	445,160
PEO [Member] | YearEnd value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,486,323	28,021,727	8,657,431
PEO [Member] | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(730,276)	7,360,149	351,871
PEO [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,820,613)	1,179,444	(527,560)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(572,340)	17,433,146	(3,737,247)
Non-PEO NEO [Member] | Value of Stock Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,342,510)	(4,449,129)	(1,963,535)
Non-PEO NEO [Member] | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(203,750)	(463,105)
Non-PEO NEO [Member] | Pension Service Cost and impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,464	73,389	52,089
Non-PEO NEO [Member] | YearEnd value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,685,599	7,768,744	2,206,217
Non-PEO NEO [Member] | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(185,202)	2,090,847	196,358
Non-PEO NEO [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(594,670)	294,627	(52,120)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (354,319)	$ 5,574,728	$ (24,096)